Related Party Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions
Related Party Transactions

NOTE 5 – Related Party Transactions

Office Lease – The Company leases its offices in London from The Doctors Laboratory (“TDL”) and has incurred expenses of approximately $32,000, $64,000,  $34,000 and $68,000 plus VAT during the three and six months ended June 30, 2020 and 2019, respectively (see Note 6 – Lease Commitment). David Byrne, a non-employee director of the Company is also the Chief Executive Officer of TDL.

Laboratory Testing Services - The Company has received laboratory testing services for its clinical trials provided by TDL and has incurred expenses of approximately $58,000,  $206,000,  $88,000 and $125,000 plus VAT during the three and six months ended June 30, 2020 and 2019, respectively.

Consulting – A non-employee director of the Company began providing business development consulting services in January 2018. The Company has incurred expenses of approximately $25,000,  $50,000,  $25,000 and 50,000 during the three and six months ended June 30, 2020 and 2019, respectively, relating to these consulting services.